Financial assets and financial liabilities (Details) - EUR (€)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Financial assets and financial liabilities
Transfer from Level 1 to Level 2, Assets	€ 0	€ 0
Transfers into Level 3, Assets	€ 0	€ 0